ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY (Tables)	3 Months Ended
Mar. 31, 2023
Real Estate [Abstract]
Disclosure of Long Lived Assets Held for sale
A rollforward of assets held for sale for the three months ended March 31, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$645
Additions	10,480
Sales	(341)
Balance as of March 31, 2023	$10,784

Disclosure of Long Lived Assets Actively Marketed
A rollforward of actively marketed property for the three months ended March 31, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$31,007
Land sales	(1,614)
Balance as of March 31, 2023	$29,393